Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024
Trade And Other Receivables
Trade receivables, gross	$ 13,796	$ 10,577
Expected credit losses	(82)	(64)
Trade receivables	13,714	10,513
Other receivables	2,760	779
Trade and other receivables	$ 16,474	$ 11,292